TransWestern Institutional Short Duration Government Bond Fund
TransWestern Institutional Short Duration Government Bond Fund
Investment Objective:
The Fund seeks to provide income consistent with liquidity, and limited credit and interest rate risk.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	TransWestern Institutional Short Duration Government Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a % of amount redeemed on shares held less than 30 days)	0.25%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		TransWestern Institutional Short Duration Government Bond Fund
Management Fees		0.45%
Distribution and/or Service (12b-1) Fees		0.10%
Other Expenses		0.13%
Total Annual Fund Operating Expenses		0.68%
Fee Waiver and Reimbursement	[1]	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		0.65%
[1]	The Funds adviser has contractually agreed to reduce fees and absorb expenses of the Fund until at least April 30, 2014, if necessary to ensure that the Total Annual Fund Operating Expenses do not exceed 0.65%. This agreement may be terminated only by the Funds Board of Trustees on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
TransWestern Institutional Short Duration Government Bond Fund	66	215	376	844

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies:

The Fund limits its investments and strategy so as to qualify for investment by state and nationally chartered banks, federal savings institutions, and federal credit unions under current applicable federal regulations.

The Fund invests 100% of its assets in liquid, high-quality fixed and variable rate US Government bonds, cash and cash equivalents. Under current federal banking regulations these US Government bonds would receive a risk weighting of 0% to 20% for purposes of calculating risk-based capital requirements. The Fund intends that a bank’s investment in the Fund would receive a 20% risk weighting.

The Fund defines US Government bonds as (i) United States Treasury bills, notes, and bonds, (ii) obligations of Government Sponsored Entities (“GSEs”) such as the Government National Mortgage Association (“GNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), the Federal National Mortgage Association (“FNMA”), and the Federal Home Loan Bank System (“FHLB”) and (iii) mortgage-backed securities (“MBS”) and collateralized mortgage obligations (“CMOs”) that are issued by and backed by mortgage collateral guaranteed by one or more of the aforementioned GSEs.

The Fund seeks to maintain limited credit risk by restricting its investments to those rated Aaa by Moody’s Investors Service (“Moody’s”) or AAA by Standard and Poor’s Rating Group (“S & P”). In no event will the Fund purchase “whole loans,” “whole loan CMOs,” or non-GSE guaranteed corporate bonds or instruments.

The Fund seeks to maintain limited interest rate risk by typically maintaining average portfolio-level duration within +/-.5 years of the Fund’s benchmark. Over the past 10 years ended December 1, 2010, the benchmark index has maintained a duration within a range of 0.49 and 2.47. Duration is a measure of sensitivity of a security’s price to changes in interest rates. However, individual securities are purchased without restriction as to maturity or duration. The benchmark is comprised of a 50/50 combination of the Barclays Capital Short Treasury Index (which is composed of United States Treasury securities with a remaining maturity of 1 to 12 months) and the Barclays Capital MBS Index (which is composed of adjustable and fixed-rate MBS issued by GNMA, FNMA and FHLMC).

The Fund’s adviser delegates day-to-day execution of the Fund’s strategy to a subadviser. The adviser retains the ability to override the subadviser’s allocation of assets and its selection of specific securities if it believes an investment or allocation is not consistent with the Fund’s investment guidelines. The adviser is responsible for ongoing performance evaluation and monitoring of the subadviser. The subadviser buys securities to meet the Fund’s income goal and sells securities to adjust duration or to purchase other securities that the subadviser believes may perform better.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance. Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other government agency.

• Credit Risk: U.S. Government agencies and instrumentalities may not make interest and principal payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and lower liquidity making it difficult for the Fund to sell the security.

• Interest Rate Risk: The value of fixed income securities decline when interest rates rise.

• Liquidity Risk: Some securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a security at all or at a price that represents current or fair market value.

• Management Risk: The subadviser’s judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser’s judgments about the potential performance of the subadviser may also prove incorrect and may not produce the desired results.

• Market Risk: Overall fixed income market risks may affect the value of individual securities in which the Fund invests. Factors such as interest rate levels, economic growth, market conditions, government policy and political events affect the fixed income securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Mortgage-Backed Securities Risk: Mortgage-backed securities are susceptible to maturity and yield risk because borrowers in pools of securities held by the Fund are able to prepay principal due on these mortgages, particularly during periods of declining interest rates.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Portfolio’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index. Past performance does not necessarily indicate how a Portfolio will perform in the future. Updated performance information will be available at no cost by visiting www.TransWesternFunds.com or by calling 1-855-881-2380.

Performance Bar Chart For Calendar Years Ended December 31,

Best Quarter:	3rd Quarter 2012	0.91%
Worst Quarter:	4th Quarter 2012	0.03%

Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Total Returns TransWestern Institutional Short Duration Government Bond Fund	Label	One Year	Since Inception	Inception Date
TransWestern Institutional Short Duration Government Bond Fund	Return before taxes	1.98%	2.45%	Jan 3, 2011
TransWestern Institutional Short Duration Government Bond Fund Return after taxes on distributions		1.39%	1.88%
TransWestern Institutional Short Duration Government Bond Fund Return after taxes on distributions and Sale of Fund Shares		1.29%	1.78%
Barclays Capital Short Treasury Index (reflects no deduction for fees, expenses or taxes)		0.15%	0.19%
Barclays Capital Mortgage Backed Securities Index		2.59%	4.46%

The Barclays Capital Short Treasury Index is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, however, they do not reflect any fees or expenses.

Barclays Capital Mortgage Backed Securities Index us an unmanaged market capitalization index which measures the performance of investment grade fixed-rate mortgage-backed pass through securities of Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). Investors may not invest in the Index directly. Unlike the Fund’s returns, however, they do not reflect any fees or expenses.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	May 13, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 13, 2013
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
TransWestern Institutional Short Duration Government Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	TransWestern Institutional Short Duration Government Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide income consistent with liquidity, and limited credit and interest rate risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund limits its investments and strategy so as to qualify for investment by state and nationally chartered banks, federal savings institutions, and federal credit unions under current applicable federal regulations.

The Fund invests 100% of its assets in liquid, high-quality fixed and variable rate US Government bonds, cash and cash equivalents. Under current federal banking regulations these US Government bonds would receive a risk weighting of 0% to 20% for purposes of calculating risk-based capital requirements. The Fund intends that a bank’s investment in the Fund would receive a 20% risk weighting.

The Fund defines US Government bonds as (i) United States Treasury bills, notes, and bonds, (ii) obligations of Government Sponsored Entities (“GSEs”) such as the Government National Mortgage Association (“GNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), the Federal National Mortgage Association (“FNMA”), and the Federal Home Loan Bank System (“FHLB”) and (iii) mortgage-backed securities (“MBS”) and collateralized mortgage obligations (“CMOs”) that are issued by and backed by mortgage collateral guaranteed by one or more of the aforementioned GSEs.

The Fund seeks to maintain limited credit risk by restricting its investments to those rated Aaa by Moody’s Investors Service (“Moody’s”) or AAA by Standard and Poor’s Rating Group (“S & P”). In no event will the Fund purchase “whole loans,” “whole loan CMOs,” or non-GSE guaranteed corporate bonds or instruments.

The Fund seeks to maintain limited interest rate risk by typically maintaining average portfolio-level duration within +/-.5 years of the Fund’s benchmark. Over the past 10 years ended December 1, 2010, the benchmark index has maintained a duration within a range of 0.49 and 2.47. Duration is a measure of sensitivity of a security’s price to changes in interest rates. However, individual securities are purchased without restriction as to maturity or duration. The benchmark is comprised of a 50/50 combination of the Barclays Capital Short Treasury Index (which is composed of United States Treasury securities with a remaining maturity of 1 to 12 months) and the Barclays Capital MBS Index (which is composed of adjustable and fixed-rate MBS issued by GNMA, FNMA and FHLMC).

The Fund’s adviser delegates day-to-day execution of the Fund’s strategy to a subadviser. The adviser retains the ability to override the subadviser’s allocation of assets and its selection of specific securities if it believes an investment or allocation is not consistent with the Fund’s investment guidelines. The adviser is responsible for ongoing performance evaluation and monitoring of the subadviser. The subadviser buys securities to meet the Fund’s income goal and sells securities to adjust duration or to purchase other securities that the subadviser believes may perform better.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance. Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other government agency.

• Credit Risk: U.S. Government agencies and instrumentalities may not make interest and principal payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and lower liquidity making it difficult for the Fund to sell the security.

• Interest Rate Risk: The value of fixed income securities decline when interest rates rise.

• Liquidity Risk: Some securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a security at all or at a price that represents current or fair market value.

• Management Risk: The subadviser’s judgments about the attractiveness, value and potential appreciation of particular security in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser’s judgments about the potential performance of the subadviser may also prove incorrect and may not produce the desired results.

• Market Risk: Overall fixed income market risks may affect the value of individual securities in which the Fund invests. Factors such as interest rate levels, economic growth, market conditions, government policy and political events affect the fixed income securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Mortgage-Backed Securities Risk: Mortgage-backed securities are susceptible to maturity and yield risk because borrowers in pools of securities held by the Fund are able to prepay principal due on these mortgages, particularly during periods of declining interest rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Portfolio’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index. Past performance does not necessarily indicate how a Portfolio will perform in the future. Updated performance information will be available at no cost by visiting www.TransWesternFunds.com or by calling 1-855-881-2380.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Portfolio’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad-based securities market index.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-881-2380
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TransWesternFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how a Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	3rd Quarter 2012	0.91%
Worst Quarter:	4th Quarter 2012	0.03%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.03%
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, however, they do not reflect any fees or expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Barclays Capital Short Treasury Index is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, however, they do not reflect any fees or expenses.

Barclays Capital Mortgage Backed Securities Index us an unmanaged market capitalization index which measures the performance of investment grade fixed-rate mortgage-backed pass through securities of Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). Investors may not invest in the Index directly. Unlike the Fund’s returns, however, they do not reflect any fees or expenses.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).

TransWestern Institutional Short Duration Government Bond Fund | Barclays Capital Short Treasury Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.15%
Since Inception	rr_AverageAnnualReturnSinceInception	0.19%
TransWestern Institutional Short Duration Government Bond Fund | Barclays Capital Mortgage Backed Securities Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
TransWestern Institutional Short Duration Government Bond Fund | TransWestern Institutional Short Duration Government Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TWSGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(0.25%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	215
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	376
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	844
Annual Return 2011	rr_AnnualReturn2011	2.90%
Annual Return 2012	rr_AnnualReturn2012	1.98%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	1.98%
Since Inception	rr_AverageAnnualReturnSinceInception	2.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 2011
TransWestern Institutional Short Duration Government Bond Fund | TransWestern Institutional Short Duration Government Bond Fund | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.39%
Since Inception	rr_AverageAnnualReturnSinceInception	1.88%
TransWestern Institutional Short Duration Government Bond Fund | TransWestern Institutional Short Duration Government Bond Fund | Return after taxes on distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.29%
Since Inception	rr_AverageAnnualReturnSinceInception	1.78%

[1]	The Funds adviser has contractually agreed to reduce fees and absorb expenses of the Fund until at least April 30, 2014, if necessary to ensure that the Total Annual Fund Operating Expenses do not exceed 0.65%. This agreement may be terminated only by the Funds Board of Trustees on 60 days written notice to the adviser.